FINANCIAL RISK MANAGEMENT - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Apr. 30, 2024	Dec. 31, 2023
Financial Risk Management [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	$ 181,100,000
Cash and cash equivalents, including restricted cash	4,700,000
Trade and other payables	105,899,000		$ 66,611,000
Impact of ten percent strengthening of foreign currency against the euro	11,400,000
Impact of ten percent weakening of foreign currency against the euro	11,400,000
Cash and cash equivalents, including restricted cash	147,293,000		56,449,000
Marketable securities	33,796,000		112,949,000
Trade and other receivables	54,704,000		54,823,000
Government treasury certificates
Financial Risk Management [Line Items]
Marketable securities	0		50,525,000
Money market funds
Financial Risk Management [Line Items]
Marketable securities	33,796,000		$ 62,424,000
New Bonds
Financial Risk Management [Line Items]
Interest rate on bonds				4.50%
Euro
Financial Risk Management [Line Items]
Cash	79,900,000	€ 68.2
Other assets and trade and other payables	146,400,000	125.0
Trade and other payables	32,800,000	€ 28.0
Balances denominated in foreign currency	$ 113,600,000
EUR/USD
Financial Risk Management [Line Items]
Closing foreign exchange rate	1.1713	1.1713	1.0350		1.1002
US Dollars
Financial Risk Management [Line Items]
Cash	$ 96,500,000